Other Assets - Other Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Capitalized computer software, net	¥ 5,274	¥ 5,893
Investments in non-marketable securities	658	706
Other	4,161	4,869
Total other assets	¥ 10,093	¥ 11,468